UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                811-2264

Exact name of registrant as specified in charter:                  Lincoln National Income Fund, Inc.

Address of principal executive offices:                            2005 Market Street
                                                                   Philadelphia, PA 19103

Name and address of agent for service:                             David F. Connor, Esq.
                                                                   2005 Market Street
                                                                   Philadelphia, PA 19103

Registrant's telephone number, including area code:                (800) 523-1918

Date of fiscal year end:                                           December 31

Date of reporting period:                                          March 31, 2006

Item 1. Schedule of Investments (Unaudited)

Lincoln National Income Fund, Inc.
March 31, 2006

                                                                                                    Principal            Market
                                                                                                     Amount o        Value (U.S. $)
Agency Collateralized Mortgage Obligations- 0.67%
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24                                      USD          34,628          $  37,315
Freddie Mac Series 2890 PC 5.00% 7/15/30                                                             310,000            300,736
GNMA Series 2003-5 B 4.486% 10/16/25                                                                 290,000            279,692
                                                                                                                     ----------
Total Agency Collateralized Mortgage Obligations (cost $639,308)                                                        617,743
                                                                                                                     ----------
Agency Mortgage-Backed Securities- 0.23%
Fannie Mae S.F. 30 yr TBA 7.00% 4/1/36                                                               210,000            216,300
                                                                                                                     ----------
Total Agency Mortgage-Backed Securities (cost $216,956)                                                                 216,300
                                                                                                                     ----------
@#=Collateralized Bond Obligation- 0.44%
Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                     410,153            412,781
                                                                                                                     ----------
Total Collateralized Bond Obligation (cost $425,341)                                                                    412,781
                                                                                                                     ----------
Commercial Mortgage-Backed Securities- 3.72%
(o)Banc of America Commercial Mortgage Securities
   Series 2005-2 A5 4.857% 7/10/43                                                                   105,000             99,678
   Series 2006-1 AJ 5.46% 9/10/45                                                                    120,000            117,914
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                   250,000            248,192
(o)Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ 5.40% 7/15/44                120,000            116,619
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18              595,000            625,112
(o)Goldman Sachs Mortgage Securities Series 2006-GG6 AJ 5.782% 4/10/38                               145,000            144,548
Greenwich Capital Commercial Funding Series 2005-GG3 A2 4.305% 8/10/42                                45,000             43,429
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C2 A2 5.05% 12/12/34                                                                  180,000            175,594
   (o)Series 2005-CB11 A4 5.335% 8/12/37                                                             630,000            617,626
   (o)Series 2006-CB14 AJ 5.679% 12/12/44                                                             60,000             59,514
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 A2 5.084% 2/15/31                       100,000             98,734
Merrill Lynch Mortgage Trust
   #Series 2002-MW1 J 144A 5.695% 7/12/34                                                            195,000            184,252
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                 245,000            240,547
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                      100,000            100,082
#Tower 144A
   Series 2004-2A A 4.232% 12/15/14                                                                  320,000            308,229
   Series 2006-1 B 5.588% 2/15/36                                                                     85,000             84,280
   Series 2006-1 C 5.707% 2/15/36                                                                    135,000            133,920
(o)Wachovia Bank Commercial Mortgage Trust Series 2006-C23 AJ 5.515% 1/15/45                          60,000             59,065
                                                                                                                     ----------
Total Commercial Mortgage-Backed Securities (cost $3,492,869)                                                         3,457,335
                                                                                                                     ----------

Corporate Bonds- 77.39%
Banking - 6.81%
(o)#Banco Santander 144A 5.22% 12/9/09                                                               295,000            295,427
(o)Barclays Bank 6.278% 12/29/49                                                                     100,000             95,978
BB&T Capital Trust I 5.85% 8/18/35                                                                   410,000            388,187
Citigroup 5.875% 2/22/33                                                                             130,000            126,734
#Corestates Capital Trust I 144A 8.00% 12/15/26                                                      125,000            131,468
(o)#HBOS 144A 5.92% 9/29/49                                                                          300,000            290,158
#ICICI Bank 144A 5.75% 11/16/10                                                                      295,000            291,391
#Mizuho Financial Group 144A 5.79% 4/15/14                                                           430,000            431,769
Popular North America 4.25% 4/1/08                                                                   135,000            131,724
Popular North America Capital Trust I 6.564% 9/15/34                                                 380,000            370,765
(o)#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                  460,000            442,835
(o)RBS Capital Trust I 4.709% 12/29/49                                                               370,000            343,135
(o)#Shinsei Finance 144A 6.418% 1/29/49                                                              305,000            300,750
(o)#Skandinaviska Enskilda Banken 144A 8.125% 9/29/49                                                285,000            288,617
#Sovereign Bancorp 144A 4.80% 9/1/10                                                                 445,000            430,221
(o)#Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                      420,000            408,172
(o)#United Overseas Bank 144A 5.375% 9/3/19                                                          370,000            357,196
(o)Wachovia Capital Trust III 5.80% 3/15/42                                                          870,000            855,662
Wilmington Trust 4.875% 4/15/13                                                                      365,000            351,398
                                                                                                                     ----------
                                                                                                                      6,331,587
                                                                                                                     ----------
Basic Industry - 5.75%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                    116,000            117,305
   7.875% 8/1/09                                                                                      75,000             74,813
Alcan 5.75% 6/1/35                                                                                   175,000            163,421
Bowater 9.00% 8/1/09                                                                                 175,000            182,875
Donohue Forest Products 7.625% 5/15/07                                                               520,000            527,800
Georgia-Pacific 8.875% 5/15/31                                                                       640,000            691,199
Grupo Minero Mexico 8.25% 4/1/08                                                                     330,000            344,850

Ispat Inland 9.75% 4/1/14                                                                            395,000            447,477
Lubrizol 4.625% 10/1/09                                                                              545,000            528,449
Newmont Gold 8.91% 1/5/09                                                                            153,437            158,766
Newmont Mining 5.875% 4/1/35                                                                         480,000            450,249
Norske Skog 8.625% 6/15/11                                                                           345,000            348,450
Placer Dome 6.45% 10/15/35                                                                           385,000            389,735
Southern Peru 7.50% 7/27/35                                                                          620,000            604,857
Stone Container 9.25% 2/1/08                                                                         190,000            198,788
Vale Overseas 6.25% 1/11/16                                                                          120,000            118,650
                                                                                                                     ----------
                                                                                                                      5,347,684
                                                                                                                     ----------
Brokerage - 2.95%
Amvescap 4.50% 12/15/09                                                                              440,000            424,220
E Trade Financial 8.00% 6/15/11                                                                      350,000            365,313
Goldman Sachs 6.345% 2/15/34                                                                         425,000            422,823
LaBranche & Company 9.50% 5/15/09                                                                    330,000            354,750
Lehman Brothers Holdings 4.50% 7/26/10                                                               390,000            376,229
Merrill Lynch 5.00% 1/15/15                                                                          280,000            267,609
Morgan Stanley
   4.75% 4/1/14                                                                                      175,000            163,539
   5.375% 10/15/15                                                                                   380,000            368,737
                                                                                                                     ----------
                                                                                                                      2,743,220
                                                                                                                     ----------
Capital Goods - 1.11%
Allied Waste North America 9.25% 9/1/12                                                              207,000            224,336
Honeywell International 5.70% 3/15/36                                                                325,000            317,014
#Sealed Air 144A 5.375% 4/15/08                                                                      430,000            427,534
York International 6.625% 8/15/06                                                                     60,000             60,219
                                                                                                                     ----------
                                                                                                                      1,029,103
                                                                                                                     ----------
Communications - 9.38%
AT&T 9.05% 11/15/11                                                                                  545,000            589,830
AT&T Wireless Services 8.75% 3/1/31                                                                  705,000            895,502
BellSouth 4.20% 9/15/09                                                                              770,000            739,396
British Telecommunications 8.875% 12/15/30                                                           360,000            461,866
Citizens Communications 9.25% 5/15/11                                                                235,000            259,088
Comcast
   5.45% 11/15/10                                                                                    405,000            400,902
   6.50% 11/15/35                                                                                    475,000            462,375
Cox Communications 4.625% 1/15/10                                                                    380,000            364,580
CSC Holdings
   8.125% 7/15/09                                                                                     80,000             83,100
   8.125% 8/15/09                                                                                    220,000            228,250
   10.50% 5/15/16                                                                                     95,000            100,463
(o)Deutsche Telekom International Finance 5.12% 3/23/09                                              555,000            555,590
GTE Hawaiian Telephone 7.375% 9/1/06                                                                 380,000            381,900
#Hanarotelecom 144A 7.00% 2/1/12                                                                     300,000            296,502
Insight Midwest 10.50% 11/1/10                                                                       300,000            317,250
Liberty Media 8.50% 7/15/29                                                                          445,000            439,523
MCI 6.908% 5/1/07                                                                                    235,000            237,938
Nextel Communications 6.875% 10/31/13                                                                285,000            294,286
Sprint Capital 8.75% 3/15/32                                                                         355,000            445,137
Telecom Italia Capital 4.00% 1/15/10                                                                 235,000            221,112
Time Warner Entertainment 8.375% 3/15/23                                                             284,000            321,860
Triton Communications 8.50% 6/1/13                                                                   165,000            157,575
US Unwired 10.00% 6/15/12                                                                            100,000            112,625
Vodafone Group 5.375% 1/30/15                                                                        370,000            356,832
                                                                                                                     ----------
                                                                                                                      8,723,482
                                                                                                                     ----------
Consumer Cyclical - 10.00%
AutoNation 9.00% 8/1/08                                                                              195,000            210,600
Corrections Corporation of America 7.50% 5/1/11                                                      215,000            222,525
(o)DaimlerChrysler 5.33% 3/13/09                                                                     770,000            770,758
Ford Motor 7.45% 7/16/31                                                                             895,000            669,013
Ford Motor Credit
   5.70% 1/15/10                                                                                     530,000            470,720
   6.625% 6/16/08                                                                                    385,000            364,579
Fortune Brands 5.875% 1/15/36                                                                        190,000            177,853
#Galaxy Entertainment 144A 9.875% 12/15/12                                                           230,000            240,638
General Motors 8.375% 7/15/33                                                                        340,000            250,750
General Motors Acceptance Corporation
   6.75% 12/1/14                                                                                     255,000            229,915
   6.875% 9/15/11                                                                                    955,000            891,117
   8.00% 11/1/31                                                                                   1,500,000          1,421,363
Home Depot 5.40% 3/1/16                                                                              310,000            306,848
May Department Stores 6.65% 7/15/24                                                                  145,000            147,521
#Neiman Marcus 144A 10.375% 10/15/15                                                                 265,000            282,888
#Nissan Motor Acceptance 144A 5.625% 3/14/11                                                         700,000            698,156
Office Depot 6.25% 8/15/13                                                                           240,000            241,364
Penney (J.C.)
   7.40% 4/1/37                                                                                       50,000             54,160
   7.625% 3/1/97                                                                                     370,000            375,382
   7.65% 8/15/16                                                                                     315,000            348,490

Time Warner 8.18% 8/15/07                                                                            215,000            222,717
Visteon 8.25% 8/1/10                                                                                 845,000            701,350
                                                                                                                     ----------
                                                                                                                      9,298,707
                                                                                                                     ----------
Consumer Non-Cyclical - 8.49%
Altria Group 7.65% 7/1/08                                                                            385,000            402,496
#AmerisourceBergen 144A 5.625% 9/15/12                                                               375,000            370,688
Anheuser Busch 5.75% 4/1/36                                                                          330,000            322,363
Biovail 7.875% 4/1/10                                                                                345,000            353,625
HealthSouth 0.00% 3/10/13                                                                            900,000            907,875
#Hertz 144A 10.50% 1/1/16                                                                            310,000            337,900
Kraft Foods
   4.125% 11/12/09                                                                                   790,000            755,766
   6.50% 11/1/31                                                                                      55,000             57,571
Marsh Supermarket 8.875% 8/1/07                                                                       95,000             88,588
MedPartners 7.375% 10/1/06                                                                           605,000            611,050
Merck 5.95% 12/1/28                                                                                  225,000            219,378
#Miller Brewing 144A
   4.25% 8/15/08                                                                                     440,000            429,494
   5.50% 8/15/13                                                                                     435,000            429,506
Pilgrim's Pride 9.625% 9/15/11                                                                       205,000            214,738
RJ Reynolds Tobacco Holdings 7.875% 5/15/09                                                          190,000            199,025
Schering-Plough 5.55% 12/1/13                                                                        225,000            222,952
UnitedHealth Group 5.80% 3/15/36                                                                     405,000            386,999
US Oncology 9.00% 8/15/12                                                                            215,000            223,600
WellPoint
   4.25% 12/15/09                                                                                    170,000            163,382
   5.85% 1/15/36                                                                                     335,000            317,596
Wyeth 5.50% 2/1/14                                                                                   890,000            879,552
                                                                                                                     ----------
                                                                                                                      7,894,144
                                                                                                                     ----------
Electric - 5.97%
(o)AVA Capital Trust III 6.50% 4/1/34                                                                170,000            169,327
Avista 9.75% 6/1/08                                                                                  100,000            108,317
BVPS II Funding 8.33% 12/1/07                                                                        549,000            568,373
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                     230,000            218,355
Dominion Resources 6.30% 3/15/33                                                                     455,000            439,722
Duke Capital 5.668% 8/15/14                                                                          460,000            455,273
Entergy Gulf States
   5.12% 8/1/10                                                                                      325,000            312,210
   6.00% 12/1/12                                                                                     315,000            310,079
#MidAmerican Energy Holdings 144A 6.125% 4/1/36                                                      300,000            294,665
NRG Energy 7.375% 2/1/16                                                                             305,000            312,244
Pacific Gas & Electric 6.05% 3/1/34                                                                  500,000            490,914
PacifiCorp 7.00% 7/15/09                                                                             500,000            522,920
#Power Contract Financing 144A 6.256% 2/1/10                                                         385,000            387,292
(o)Progress Energy 5.03% 1/15/10                                                                     225,000            225,893
PSEG Funding Trust I 5.381% 11/16/07                                                                 240,000            239,290
TECO Energy 7.20% 5/1/11                                                                             285,000            298,538
#Tenaska Alabama Partners 144A 7.00% 6/30/21                                                         198,657            200,295
                                                                                                                     ----------
                                                                                                                      5,553,707
                                                                                                                     ----------
Energy - 4.39%
Amerada Hess 7.125% 3/15/33                                                                          390,000            426,867
#Canadian Oil Sands 144A 4.80% 8/10/09                                                               165,000            160,467
EnCana 6.50% 8/15/34                                                                                 240,000            251,949
Nexen 5.875% 3/10/35                                                                                 295,000            275,906
#Ras Laffan Liquid Natural Gas III 144A 5.838% 9/30/27                                               345,000            329,884
SEACOR Holdings 7.20% 9/15/09                                                                        400,000            410,843
(o)Secunda International 12.60% 9/1/12                                                               360,000            387,000
SESI 8.875% 5/15/11                                                                                  125,000            131,250
Siberian Oil 10.75% 1/15/09                                                                          475,000            531,478
Smith International 7.00% 9/15/07                                                                    655,000            668,996
Talisman Energy 5.85% 2/1/37                                                                         225,000            212,240
Tyumen Oil 11.00% 11/6/07                                                                            270,000            291,168
                                                                                                                     ----------
                                                                                                                      4,078,048
                                                                                                                     ----------
Finance - 7.43%
American General Finance 4.875% 7/15/12                                                              460,000            440,109
Capital One Bank 5.75% 9/15/10                                                                       365,000            368,538
Capital One Financial 4.738% 5/17/07                                                                 410,000            407,016
(o)HSBC Finance Capital Trust IX 5.911% 11/30/35                                                     500,000            491,457
#Mantis Reef 144A 4.799% 11/3/09                                                                     385,000            372,197
(o)MUFG Capital Finance 1 6.346% 7/29/49                                                             300,000            296,290
Nuveen Investments 5.00% 9/15/10                                                                     340,000            328,745
Residential Capital
   (o)6.07% 11/21/08                                                                                 285,000            288,561
   6.125% 11/21/08                                                                                   520,000            521,146
   6.375% 6/30/10                                                                                    147,000            148,227
   6.875% 6/30/15                                                                                  1,675,000          1,749,195
(o)#Resona Preferred 144A 7.191% 12/29/49                                                          1,430,000          1,494,579
                                                                                                                     ----------
                                                                                                                      6,906,060
                                                                                                                     ----------

Insurance - 9.55%
#American International Group 144A 5.05% 10/1/15                                                     380,000            363,009
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                         365,000            371,255
#Farmers Insurance Exchange 144A
    6.00% 8/1/14                                                                                     260,000            256,821
    8.625% 5/1/24                                                                                    435,000            509,448
#Liberty Mutual 144A
    5.75% 3/15/14                                                                                    420,000            408,917
    7.00% 3/15/34                                                                                    145,000            147,774
Marsh & McLennan
 (o)4.72% 7/13/07                                                                                    475,000            474,642
    5.15% 9/15/10                                                                                    175,000            171,222
Montpelier Re Holdings 6.125% 8/15/13                                                                475,000            452,960
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                      305,000            350,507
#Nippon Life Insurance 144A 4.875% 8/9/10                                                            615,000            596,566
(DIAMOND)(o)#North Front Pass-Through Trust 144A 5.81% 12/15/24                                    1,000,000            973,528
(o)#Oil Insurance 144A 5.15% 8/15/33                                                                 645,000            635,226
Phoenix 6.675% 2/16/08                                                                               255,000            255,781
(DIAMOND)(o)#Twin Reefs Pass-Through Trust 144A 5.698% 12/31/49                                      400,000            400,396
UnumProvident 5.997% 5/15/08                                                                         230,000            231,297
Willis Group
   5.125% 7/15/10                                                                                    385,000            377,248
   5.625% 7/15/15                                                                                    435,000            424,533
(o)#ZFS Finance USA Trust I 144A 6.15% 12/15/65                                                      500,000            487,433
(o)#ZFS Finance USA Trust II 144A 6.45% 12/15/65                                                   1,030,000            992,910
                                                                                                                     ----------
                                                                                                                      8,881,473
                                                                                                                     ----------
Natural Gas - 2.77%
Atmos Energy 4.00% 10/15/09                                                                          360,000            341,785
Energy Transfer 5.95% 2/1/15                                                                         430,000            426,905
Enterprise Products Operating 4.625% 10/15/09                                                        275,000            265,965
Northern Border Pipeline 6.25% 5/1/07                                                                335,000            337,439
ONEOK 5.51% 2/16/08                                                                                  480,000            479,475
(o)Sempra Energy 5.24% 5/21/08                                                                       245,000            245,431
Valero Logistics Operations 6.05% 3/15/13                                                            475,000            481,025
                                                                                                                     ----------
                                                                                                                      2,578,025
                                                                                                                     ----------
Real Estate - 1.03%
(o)Brandywine Operating Partnership 5.414% 4/1/09                                                    235,000            235,110
Developers Diversified Realty 4.625% 8/1/10                                                          610,000            585,774
HRPT Properties Trust 5.75% 2/15/14                                                                  140,000            136,795
                                                                                                                     ----------
                                                                                                                        957,679
                                                                                                                     ----------
Transportation - 1.76%
American Airlines 6.817% 5/23/11                                                                     340,000            334,050
Continental Airlines 6.503% 6/15/11                                                                  490,000            494,952
#Erac Usa Finance 144A
    5.30% 11/15/08                                                                                   205,000            204,001
    7.35% 6/15/08                                                                                    415,000            431,142
(DIAMOND)++United Airlines Pass-Through Trust 8.70% 10/7/08                                          571,674            177,219
                                                                                                                     ----------
                                                                                                                      1,641,364
                                                                                                                     ----------
Total Corporate Bonds (cost $73,535,206)                                                                             71,964,283
                                                                                                                     ----------
Foreign Agencies- 1.59%
Pemex Master Trust
   6.125% 8/15/08                                                                                    725,000            732,250
   6.625% 6/15/35                                                                                    175,000            169,269
   #144A 6.625% 6/15/35                                                                              595,000            575,514
                                                                                                                     ----------
Total Foreign Agencies (cost $1,533,153)                                                                              1,477,033
                                                                                                                     ----------
Municipal Bonds- 2.79%
American Eagle Northwest Series A 4.97% 12/15/18                                                    $130,000            123,933
California State 5.00% 2/1/33                                                                        410,000            419,442
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                 335,000            348,758
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                     185,000            196,030
Illinois State Taxable Pension 5.10% 6/1/33                                                          300,000            281,268
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                           345,000            369,868
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                     235,000            249,448
Oregon State Taxable Pension 5.892% 6/1/27                                                           345,000            356,761
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                               115,000            113,359
   6.07% 7/1/26                                                                                      135,000            136,829
                                                                                                                     ----------
Total Municipal Bonds (cost $2,585,058)                                                                               2,595,696
                                                                                                                     ----------
Non-Agency Asset-Backed Securities- 1.21%
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                   285,000            260,794
#GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                    31,641             31,581
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                       117,421            109,718
   Series 2004-1 A 6.005% 8/15/37                                                                     89,909             90,673
(o)Renaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                               340,000            334,549

#Sharp Net Interest Margin Trust 144A
   Series 2003-HE1N 6.90% 11/25/33                                                                     6,365              6,354
   Series 2004-2N 7.00% 1/25/34                                                                       44,107             44,107
   Series 2004-IM1N N1 6.85% 3/25/34                                                                  14,785             14,785
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                        251,717            227,876
                                                                                                                     ----------
Total Non-Agency Asset-Backed Securities (cost $1,133,302)                                                            1,120,437
                                                                                                                     ----------
Non-Agency Collateralized Mortgage Obligations- 2.32%
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36                                  224,249            222,810
(o)General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 A4
5.195% 5/25/35                                                                                       269,896            261,929
(o)Indymac Index Mortgage Loan Trust
   Series 2006-AR7 5A1 6.166% 5/25/36                                                                245,000            246,455
   Series 2006-AR7 5A2 6.166% 5/25/36                                                                360,000            360,857
(o)JPMorgan Mortgage Trust Series 2005-A2 2A1 4.711% 4/25/35                                         150,638            149,508
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                               299,396            297,996
(o)MASTR Adjustable Rate Mortgage Trust Series 2004-10 2A2 4.960% 10/25/34                           235,453            236,471
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                    197,481            193,593
(o)MLCC Mortgage Investors Series 2005-1 1A 4.738% 4/25/35                                           192,392            191,009
                                                                                                                     ----------
Total Non-Agency Collateralized Mortgage Obligations (cost $2,173,481)                                                2,160,628
                                                                                                                     ----------
=Private Placement Securities - Debt- 0.03%
(OPEN STAR)Continental Auto Receivables Series A 12.00% 12/31/06                                     483,674             30,000
++Zelenka Evergreen 13.75% 5/4/07                                                                    582,184                  -
                                                                                                                     ----------
Total Private Placement Securities - Debt (cost $1,014,387)                                                              30,000
                                                                                                                     ----------
Regional Authority - 0.93%
Australia - 0.46%
Queensland Treasury 6.00% 10/14/15                                                  AUD              584,000            432,399
                                                                                                                     ----------
                                                                                                                        432,399
                                                                                                                     ----------
Canada - 0.47%
Ontario Province 4.50% 3/8/15                                                       CAD              184,000            157,265
Quebec Province 5.00% 12/1/15                                                       CAD              316,000            277,339
                                                                                                                     ----------
                                                                                                                        434,604
                                                                                                                     ----------
Total Regional Authority (cost $880,477)                                                                                867,003
                                                                                                                     ----------
(STAR)Senior Secured Loans- 2.83%
AWAS Tranche A 1st Lien 6.75% 3/22/13                                               USD              700,000            699,999
Georgia Pacific Term Loan B 6.743 12/20/12                                                           600,000            606,000
Georgia Pacific Term Loan C 7.907 12/23/13                                                           400,000            409,000
HealthSouth 9.63% 3/10/07                                                                            100,000             99,375
@Qwest Communications Bank Loan Tranch A 9.22% 6/30/07                                               500,000            512,500
United Airlines Bank Loan 8.125% 2/1/12                                                                7,500             38,063
United Airlines Bank Loan Term B 8.625% 2/1/12                                                        62,500            266,438
                                                                                                                     ----------
Total Senior Secured Loans (cost $2,600,002)                                                                          2,631,375
                                                                                                                     ----------
Sovereign Debt- 2.79%
Brazil - 0.47%
#Federal Republic of Brazil 144A 6.00% 8/15/10                                      BRL            1,071,770            436,520
                                                                                                                     ----------
                                                                                                                        436,520
                                                                                                                     ----------
Germany - 0.38%
Deutsche Bundesrepublik 5.00% 7/4/11                                                EUR              277,000            357,919
                                                                                                                     ----------
                                                                                                                        357,919
                                                                                                                     ----------
Netherlands - 0.14%
Netherlands Government 5.75% 2/15/07                                                EUR              102,000            126,390
                                                                                                                     ----------
                                                                                                                        126,390
                                                                                                                     ----------
Poland - 0.11%
Poland Government 6.25% 10/24/15                                                    PLN              299,000            101,181
                                                                                                                     ----------
                                                                                                                        101,181
                                                                                                                     ----------
Russia - 0.29%
(DIAMOND)@Russian Paris Club Participation Note 2.475% 8/20/20                      JPY           32,172,265            273,353
                                                                                                                     ----------
                                                                                                                        273,353
                                                                                                                     ----------
Sweden - 0.64%
Swedish Government
   4.00% 12/1/09                                                                    SEK            2,250,000            295,718
   4.50% 8/12/15                                                                    SEK            1,295,000            177,361
   5.00% 12/1/20                                                                    SEK              810,000            119,321
                                                                                                                     ----------
                                                                                                                        592,400
                                                                                                                     ----------
United Kingdom - 0.50%
U.K. Treasury 8.00% 9/27/13                                                         GBP              218,000            464,405
                                                                                                                     ----------
                                                                                                                        464,405
                                                                                                                     ----------
Venezuela - 0.26%
Venezuela Government 6.00% 12/9/20                                                  USD              265,000            244,330
                                                                                                                     ----------
                                                                                                                        244,330
                                                                                                                     ----------
Total Sovereign Debt (cost $2,689,573)                                                                                2,596,498
                                                                                                                     ----------
Supranational Banks- 0.14%
^International Bank for Reconstruction & Development 6.861% 8/20/07                 NZD              225,000            126,560
                                                                                                                     ----------
Total Supranational Banks (cost $132,666)                                                                               126,560
                                                                                                                     ----------

U.S. Treasury Obligations- 1.39%
U.S. Treasury Bonds                                                                 USD
   4.50% 2/15/36                                                                                      75,000             70,395
   5.375% 2/15/31                                                                                    135,000            142,151
   6.25% 8/15/23                                                                                     135,000            153,151
U.S. Treasury Inflation Index Bonds
   1.875% 7/15/15                                                                                    341,445            328,481
 oo2.00% 1/15/26                                                                                      34,960             33,141
   3.875% 1/15/09                                                                                    344,522            360,807
U.S. Treasury Notes
   3.75% 3/31/07                                                                                       5,000              4,947
   4.50% 2/28/11                                                                                     205,000            202,077
                                                                                                                     ----------
Total U.S. Treasury Obligations (cost $1,312,698)                                                                     1,295,150
                                                                                                                     ----------

                                                                                                   Number of
                                                                                                   Shares
Common Stock - 0.01%
Masco                                                                                                    281              9,130
                                                                                                                     ----------
Total Common Stock (cost $0)                                                                                              9,130
                                                                                                                     ----------
#=Limited Partnership- 0.00%
KBSI Partnership 144A                                                                                      1              2,280
                                                                                                                     ----------
Total Limited Partnership (cost $0)                                                                                       2,280
                                                                                                                     ----------
Preferred Stock- 0.20%
Nexen 7.35%                                                                                            7,065            186,869
                                                                                                                     ----------
Total Preferred Stock (cost $176,625)                                                                                   186,869
                                                                                                                     ----------
=Private Placement Securities - Equity- 0.00%
CIC Acquisition (Conso International) PIK for Preferred Stock 12.00%                                     368                  -
+CIC Acquisition (Conso International) Warrants for Preferred Stock (Clawback
   Provision), exercise price $0.01, expiration date 3/1/10                                              437                  -
+CIC Acquisition (Conso International) Warrants for Preferred Stock, exercise price
$0.01, expiration date 3/1/10                                                                            347                  -
+WPM Holdings, exercies price $0.02, expiration date 3/31/10                                             201                  -
                                                                                                                              -
Total Private Placement Securities - Equity (cost $39,204)                                                                    -
                                                                                                                              -
Warrant- 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                            975                  -
                                                                                                                              -
Total Warrant (cost $82,941)                                                                                                  -
                                                                                                                              -

                                                                                                   Principal
                                                                                                    Amount
Commercial Paper- 1.18%
UBS Finance 4.83% 4/3/06                                                                          $1,100,000          1,099,705
                                                                                                                    -----------
Total Commercial Paper (cost $1,099,705)                                                                              1,099,705
                                                                                                                    -----------

Total Market Value of Securities - 99.86%
  (cost $95,762,952)                                                                                                 92,866,806
Receivables and Other Assets Net of Liabilities (See Notes) - 0.14%                                                     129,437
                                                                                                                    -----------
Net Assets Applicable to 7,476,103 Shares Outstanding - 100.00%                                                     $92,996,243
                                                                                                                    -----------

oPrincipal amount shown is stated in the currency in which each security is denominated.
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

+Non-income producing security for the period ended March 31, 2006. ++Non-income producing security. Security is currently in default.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $20,951,204, which represented 22.53% of the Fund's net assets. See Note 6 in "Notes."

@Illiquid security. At March 31, 2006, the aggregate amount of illiquid securities equals $1,198,634, which represented 1.29% of the Fund's net assets. See Note 6 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2006, the aggregate amount of fair valued securities equals $445,661, which represented 0.48% of the Fund's net assets. See Note 1 in "Notes."
(STAR)Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and
(iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
(o)Variable rate security. The interest rate shown is the rate as of March 31, 2006.
ooFully or partially pledged as collateral for financial futures contracts. (DIAMOND)Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.
(OPEN STAR)Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PIK - Pay-in-kind
S.F. - Singe Family
TBA - To Be Announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2006:

Foreign Currency Exchange Contracts(1)

                                                                                           Unrealized
                                                                                          Appreciation
Contracts to Receive (Deliver)        In Exchange For          Settlement Date           (Depreciation)
-----------------------------         ---------------          ---------------           -------------
      (611,000) AUD                     USD   456,405              5/8/06                     19,258
        322,770 CAD                     USD (276,816)              4/4/06                      (361)
      (406,770) CAD                     USD   350,477              5/8/06                      1,720
         11,040 EUR                     USD  (13,385)              4/4/06                        (5)
        258,587 EUR                     USD (311,170)              5/8/06                      2,912
     13,237,721 JPY                     GBP  (64,500)              5/8/06                        175
      (208,500) GBP                     USD   367,060              5/8/06                      4,661
     51,283,820 JPY                     EUR (377,000)              5/8/06                   (14,520)
     22,499,800 JPY                     USD    16,820              5/8/06                      (953)
      (204,100) NZD                     USD   131,861              5/8/06                      6,564
      (404,880) PLN                     USD   128,261              5/8/06                      3,036
    (4,771,500) SEK                     USD   408,135              5/8/06                      3,705
                                                                                            --------
                                                                                            $ 26,192
                                                                                            ========

Futures Contracts(2)

          Contracts                    Notional          Notional                               Unrealized
           to Buy                        Cost              Value         Expiration Date       Depreciation
           -------                       -----             -----         ---------------       ------------
125 U.S. Treasury 10 year Notes       $13,417,631       $13,298,798          6/30/06            $(118,833)
  1 U.S. Treasury 5 year Notes            105,019           104,438          6/30/06                 (581)
  5 U.S. Treasury long Bond               564,275           545,781          6/30/06              (18,494)
                                                                                                ----------
                                                                                                $(137,908)
                                                                                                ==========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1)See Note 4 in "Notes."
(2)See Note 5 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Income Fund, Inc. (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day a security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closure, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt).

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.

Distributions to shareholders are declared and paid quarterly.

2.  Restricted Securities
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which Private Placement Securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

                                  Date of
                                  Purchase          Share            Cost             Fair Value
Limited Partnership
KBSI                               1/10/98            1            $      -             $2,280
                                                                   --------             ------
                                                                   $      -             $2,280
                                                                   --------             ------

Private Placements
                                                             Date of
                                                             Purchase           Par             Cost             Fair Value
Private Placement Securities - Debt
Continental Auto Receivables Series A 12.00% 4/30/05          7/29/99         $500,000        $  483,674          $30,000
Zelenka Evergreen 13.75% 5/4/07                                5/4/00          582,184           530,713                -
                                                                                              ----------          -------
Total Private Placement - Debt                                                                $1,014,387          $30,000
                                                                                              ----------          -------

                                                              Date of
                                                              Purchase        Shares            Cost             Fair Value
Private Placement Securities - Equity
CIC Acquisition (Conso International)                         3/6/00           368            $     -              $     -
CIC Acquisition (Conso International) Warrants                3/6/00           437             39,204                    -
CIC Acquisition (Conso International) Warrants                3/6/00           347                  -                    -
WPM Holdings                                                10/30/98           201                  -                    -
                                                                                              -------              -------
Total Private Placement - Equity                                                              $39,204              $     -
                                                                                              -------              -------

3. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                              $95,935,176
                                                 -----------
Aggregate unrealized appreciation                    757,285
Aggregate unrealized depreciation                 (3,825,655)
                                                 -----------
Net unrealized depreciation                     $ (3,068,370)
                                                 -----------

4. Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5.  Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

6. Market and Credit Risk
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

The Fund may invest up to 50% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Income Fund, Inc.

         Patrick P, Coyne
--------------------------------
By:      Patrick P. Coyne
Title:   President
Date:    May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Patrick P. Coyne
--------------------------------
By:      Patrick P. Coyne
Title:   President
Date:    May 25, 2006


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 25, 2006